Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts that accounts for the change in balance consisted of the following:

	December 31, 2019	December 31, 2020
Balance as of beginning of the year	$883	$939
Provision for doubtful accounts	129	799
Write-offs of uncollectable accounts	(73)	(190)

Balance as of the end of the year	$939	$1,548

Summary of Property plant and equipment useful lives	Depreciation is provided for using the straight-line method over the estimated useful lives as follows for the major classes of assets:

Computer equipment	3 to 5 years
Survey equipment	2 to 5 years
Vehicles	5 years
Furniture and fixtures	7 years
Software	3 to 5 years
Leasehold improvements	the lesser of useful life or term of lease